Significant accounting policies and basis of preparation (Policies)	9 Months Ended
Sep. 30, 2020
Significant accounting policies and basis of preparation
Statement of compliance with International Financial Reporting Standards

Statement of compliance with International Financial Reporting Standards

These interim condensed consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). These interim condensed consolidated financial statements are prepared in accordance with International Accounting Standards (“IAS”) 34 – Interim Financial Reporting on a basis consistent with those followed in our most recent annual consolidated financial statements for the year ended December 31, 2019.

These interim condensed consolidated financial statements do not include all of the information required for full annual financial statements and should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2019.

Basis of preparation

Basis of preparation

The consolidated financial statements of the Company have been prepared on an accrual basis and are based on historical costs except for derivative liabilities which are measured at fair value. The Company’s functional and presentation currency is Canadian dollars.

Consolidation

Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, EMV Automotive USA Inc., from the date of incorporation of January 22, 2018, InterMeccanica, from the date of its acquisition on October 18, 2017, EMV Automotive Technology (Chongqing) Inc., from the date of its incorporation on October 15, 2019, and SOLO EV, LLC, from the date of its incorporation on November 22, 2019. Inter-company balances and transactions, including unrealized income and expenses arising from inter-company transactions, are eliminated on consolidation.

Significant estimates and assumptions

Significant estimates and assumptions

The preparation of financial statements in accordance with IFRS requires the Company to make estimates and assumptions concerning the future. The Company’s management reviews these estimates and underlying assumptions on an ongoing basis, based on experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are adjusted for prospectively in the period in which the estimates are revised.

Estimates and assumptions where there is significant risk of material adjustments to assets and liabilities in future accounting periods include the estimated recoverable amount of goodwill, intangible assets and other long-lived assets, the useful lives of plant and equipment, fair value measurements for financial instruments and share-based payments, and the recoverability and measurement of deferred tax assets.

The Covid-19 outbreak brings significant uncertainty as to the potential impact on our operations, supply chains for parts and sales channels for our products, and on the global economy as a whole. It is currently not possible to predict how long the pandemic will last or the time that it will take for economic activity to return to prior levels. Therefore, the Company has not changed any estimates and assumptions in the preparation of the financial statements.

Significant judgments

Significant judgments

The preparation of financial statements in accordance with IFRS requires the Company to make judgments, apart from those involving estimates, in applying accounting policies. The most significant areas that require judgment in the Company has consolidated financial statements include:

-	the assessment of the Company’s ability to continue as a going concern and whether there are events or conditions that may give rise to significant uncertainty;
-	the classification of financial instruments; and

the calculation of income taxes require judgement in interpreting tax rules and regulations.

Leases

Leases

As a lessor

When the Company acts as an intermediate lessor, it determines at lease inception whether each lease is a finance lease or an operating lease and accounts for its interest in the head lease and the sublease separately. It assesses the lease classification of a sublease with reference to the right-of-use asset arising from the head lease, not with reference to the underlying asset. If a head lease is a short-term lease to which the Company applies the exemption described above, then it classifies the sublease as an operating lease.

Deferred revenue

Deferred revenue

Deferred revenue consists primarily of advance payments that may be made to the Company by its manufacturing partner in China, Chongqing Zongshen Automobile Co., Ltd. (“Zongshen”), for royalties to be derived from the sales of SOLOs by Zongshen in China when any such sales, if any, are made in accordance with the terms of our manufacturing agreement. The deferred revenue from any such royalties will be recognized in profit or loss on a periodic basis as and when the Zongshen builds and sells the permitted number of SOLOs in China under the manufacturing agreement.

Government grants

Government grants

A government grant is recognized if there is reasonable assurance that it will be received and that the Company will comply with the conditions associated with the grant. If the conditions are met, the Company recognizes the grant in profit or loss on a systematic basis in line with its recognition of the expenses that the grant is intended to compensate. For grants related to income, a Company can elect to either offset the grant against the related expenditure or include it in other income. Government assistance received by the Company during the period have been accounted for as government grants related to income and have been included in other income.

Restricted Stock Units

Restricted Stock Units

Restricted Stock Units (“RSU”s) are stock-based awards that may be granted by the Company to certain eligible participants pursuant to its current Stock Incentive Plan (the “Plan”) which was ratified by Company shareholders on July 9, 2020.. RSUs are accounted for as equity-settled share based payment transactions as the obligations under an RSU will be settled through the issuance of common shares. The Company measures the cost of equity-settled share-based transactions by reference to the fair value of the equity instruments at the date at which they are granted and is recorded in the statement of comprehensive loss over the vesting period.

Deferred Stock Units

Deferred Stock Units

Deferred Stock Units (“DSU”s) are stock-based awards that may be granted by the Company to certain eligible participants pursuant to its Plan. DSUs are accounted for as equity-settled share based payment transactions as the terms of a DSU provide the Company with the choice of whether to settle in cash or by issuing equity instruments. The Company measures the cost of equity-settled share-based transactions by reference to the fair value of the equity instruments at the date at which they are granted and is recorded in the statement of comprehensive loss in the period they are granted (immediate vesting)